Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities
Anti-dilutive shares	7,448,581	6,339,120
Unvested restricted incentive shares and units
Antidilutive Securities
Anti-dilutive shares	1,105,300	589,276
Share options
Antidilutive Securities
Anti-dilutive shares	6,343,281	5,749,844